Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2019
Financial risk management objectives and policies [abstract]
Interest rate risk
	Increase/(Decrease) in basis point	Effect on loss
2019
$ Libor	+15	(55)
2018
$ Libor	+15	(60)
	-20	80

Foreign currency risk
	Change in rate	Effect on loss

2019	+10%	(255)
	-10%	255

2018	+10%	(284)
	-10%	284

Concentration of credit risk table
	2019	%	2018	%	2017	%
A	3,476	22%	3,679	21%	1,404	10%
B	-	-	2,873	17%	-	-
C	-	-	-	-	1,849	13%
D	-	-	-	-	1,459	11%
Other	12,147	78%	10,802	62%	9,140	66%
Total	15,623	100%	17,354	100%	13,852	100%

Liquidity risk

Year ended December 31, 2019*	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	4,674	3,776	42,247	-	50,697
Lease liabilities	126	106	567	1	800
Accrued liabilities and other payables	1,971	-	-	-	1,971
Trade payables	4,735	-	-	-	4,735
Total	11,506	3,882	42,814	1	58,203

           * This table includes both the derivative component and the non-derivative host of the hybrid agreements of both the Firment Shipping Credit Facility and the Convertible Note (see note 11)

Year ended December 31, 2018*	Less than 3 months	3 to 12 months	1 to 5 years	More than 5 years	Total
Long-term debt	1,720	24,502	16,465	-	42,687
Accrued liabilities and other payables	1,319	-	-	-	1,319
Trade payables	6,433	-	-	-	6,433
Total	9,472	24,502	16,465	-	50,439

               * This table includes both the derivative component and the non-derivative host of the hybrid agreement with Firment Shipping Credit Facility (see note 11)

Capital management

Adjusted book capitalization refers to total equity adjusted for the market value of the Company’s vessels. The Company’s policy is to keep the ratio described above between a range of 60% - 80%.

	December 31,
	2019	2018
Interest bearing loans	38,487	37,163
Cash (including restricted cash)	(4,801)	(1,396)
Net debt	33,686	35,767
Equity	9,879	41,050
Adjustment for the market value of vessels (charter-free)	(2,902)	(27,500)
Adjusted book capitalization	6,977	13,550
Adjusted book capitalization plus net debt	40,663	49,317
Ratio	83%	73%

The Company’s objective is to maintain the ratio of net debt to adjusted capitalization plus net debt to the range of 60%- 80%. Net debt as calculated above is not consistent with the International Financial Reporting Standards (“IFRS”) definition of debt.

The following reconciliation is provided:

	December 31,
	2019	2018
Debt in accordance with IFRS (long and short-term borrowings)	37,746	36,868
Add: Unamortized debt discount	741	295
	38,487	37,163
Less: Cash and bank balances and bank deposits (including restricted cash)	4,801	1,396
Net debt	33,686	35,767